UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX/A

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-8134

 NAME OF REGISTRANT:                     Eaton Vance Municipals Trust
                                         II



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: Two International Place
                                         Boston, MA 02110

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Maureen A. Gemma, Esq.
                                         Two International Place
                                         Boston, MA 02110

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                01/31

 DATE OF REPORTING PERIOD:               07/01/2010 - 06/30/2011


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 Eaton Vance Municipals Trust II
 ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
 Investment Company Act file number        N/A
 Eaton Vance Insured Municipal Income Fund, a series of Eaton Vance Municipals Trust II
(Exact name of registrant as specified in charter)
 Two International Place, Boston, Massachusetts, 02110
(Address of principal executive offices)
 (Zip code)
 Maureen A. Gemma, Esq.
Two International Place, Boston, Massachusetts, 02110
(Name and address of agent
 for service)
 Registrant's telephone number, including area code:  (617) 482-8260
 Date of fiscal year end:  1/31
 Date of reporting period: 7/1/10-6/30/11

 During the period, the Fund held no securities which required a proxy vote.

 During the period, shareholders approved a merger of the Fund into Eaton Vance National Municipal Income
 Fund (a series of Eaton Vance Municipals Trust)


ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
 Investment Company Act file number        N/A
 Eaton Vance High Yield Municipal Income Fund, a series of Eaton Vance Municipals Trust II
(Exact name of registrant
 as specified in charter)
 Two International Place, Boston, Massachusetts, 02110
(Address of principal executive offices)
 (Zip code)
 Maureen A. Gemma, Esq.
Two International Place, Boston, Massachusetts, 02110
(Name and address of agent
 for service)
 Registrant's telephone number, including area code:  (617) 482-8260
 Date of fiscal year end:  1/31
 Date of reporting period: 7/1/10-6/30/11

 During the period, the Fund held no securities which required a proxy vote.

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
 Investment Company Act file number        N/A
 Eaton Vance Kansas Municipal Income Fund, a series of Eaton Vance Municipals Trust II
(Exact name of
 registrant as specified in charter)
 Two International Place, Boston, Massachusetts, 02110
(Address of principal executive offices)
 (Zip code)
 Maureen A. Gemma, Esq.
Two International Place, Boston, Massachusetts, 02110
(Name and address of agent
 for service)
 Registrant's telephone number, including area code:  (617) 482-8260
 Date of fiscal year end:  1/31
 Date of reporting period: 7/1/10-6/30/11

During the period, the Fund held no securities which required a proxy vote.

During the period, shareholders approved a merger of the Fund into Eaton Vance National Municipal Income
 Fund (a series of Eaton Vance Municipals Trust).

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
 Investment Company Act file number        N/A
 Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund, a series of Eaton Vance Municipals Trust II
(Exact name of
 registrant as specified in charter)
 Two International Place, Boston, Massachusetts, 02110
(Address of principal executive offices)
 (Zip code)
 Maureen A. Gemma, Esq.
Two International Place, Boston, Massachusetts, 02110
(Name and address of agent
 for service)
 Registrant's telephone number, including area code:  (617) 482-8260
 Date of fiscal year end:  1/31
 Date of reporting period: 7/1/10-6/30/11

During the period, the Fund held no securities which required a proxy vote.

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
 Investment Company Act file number        N/A
 Eaton Vance Tax-Advantaged Bond Strategies Intermediate Term Fund, a series of Eaton Vance Municipals Trust II
(Exact name of
 registrant as specified in charter)
 Two International Place, Boston, Massachusetts, 02110
(Address of principal executive offices)
 (Zip code)
 Maureen A. Gemma, Esq.
Two International Place, Boston, Massachusetts, 02110
(Name and address of agent
 for service)
 Registrant's telephone number, including area code:  (617) 482-8260
 Date of fiscal year end:  1/31
 Date of reporting period: 7/1/10-6/30/11

During the period, the Fund held no securities which required a proxy vote.

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
 Investment Company Act file number        N/A
 Eaton Vance Tax-Advantaged Bond Strategies Long Term Fund, a series of Eaton Vance Municipals Trust II
(Exact name of
 registrant as specified in charter)
 Two International Place, Boston, Massachusetts, 02110
(Address of principal executive offices)
 (Zip code)
 Maureen A. Gemma, Esq.
Two International Place, Boston, Massachusetts, 02110
(Name and address of agent
 for service)
 Registrant's telephone number, including area code:  (617) 482-8260
 Date of fiscal year end:  1/31
 Date of reporting period: 7/1/10-6/30/11

During the period, the Fund held no securities which required a proxy vote.

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Eaton Vance Municipals Trust II
By (Signature)       /s/ Cynthia J. Clemson
Name                 Cynthia J. Clemson
Title                President
Date                 08/24/2011